UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA  94104


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signing:

/s/ Anthony P. Brenner   San Francisco, CA     February 14,2007
----------------------   -----------------     ----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13 F Information Table Value Total (x$1000): $114,635

List of Other Included Managers: None

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


FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP      (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED  NONE
-------------------------   -------------- ---------  -------   -------  ---  ----  -------  --------  ----   ------  ----
AMEDISYS INC                COM            023436108  15,302    465,524  SH         SOLE               465,524
AMERICAN MED SYS HLDGS INC  COM            02744M108  13,203    712,898  SH         SOLE               712,898
CARTER INC                  COM            146229109   9,843    386,000  SH         SOLE               386,000
CASH AMER INTL INC          COM            14754D100  19,796    422,100  SH         SOLE               422,100
DJO INCORPORATED            COM            23325G104  13,610    317,850  SH         SOLE               317,850
HAEMONETICS CORP            COM            405024100   8,824    196,000  SH         SOLE               196,000
II VI INC                   COM            902104108   6,180    221,200  SH         SOLE               221,200
KRONOS INC                  COM            501052104  10,548    287,091  SH         SOLE               287,091
MONRO MUFFLER BRAKE INC     COM            610236101   6,225    177,348  SH         SOLE               177,348
PHASE FORWARD INC           COM            71721R406  11,104    741,294  SH         SOLE               741,294